COVID-19	12 Months Ended
Dec. 31, 2020
Covid-19
COVID-19
In 2020, the coronavirus global pandemic (“COVID-19”) affected the global economy as well as caused volatility in the global financial markets. While the full impact of COVID-19 on the global economy remains uncertain, rapid spread of COVID-19 may have an adverse effect on the Company's financing capabilities. The extent to which COVID-19 may impact the Company’s business will depend on future developments such as the geographic spread of the disease, the duration of the outbreak, travel restrictions and social distancing, business closures or business disruptions, and the effectiveness of actions taken in Canada, the United States and other countries to contain and treat the disease. It is not possible to reliably estimate the length or severity of these developments and their financial impact to the date of approval of these consolidated financial statements.